Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005557 | Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources System
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Indiana Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005557 | Harris County Cultural Ed. Fac.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005557 | Houston Combined Utility System
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005557 | Missouri HEFA, SSM Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005557 | California Statewide Communities Dev. Auth.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005557 | Oregon DOT
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005557 | Texas A&M Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005557 | New York City Transational Fin. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005557 | Loudoun County Economic Dev. Auth., Howard Hughes Medical
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005557 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005557 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000005557 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000005557 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000193189 | Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources System
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Indiana Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193189 | Harris County Cultural Ed. Fac.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193189 | Houston Combined Utility System
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193189 | Missouri HEFA, SSM Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193189 | California Statewide Communities Dev. Auth.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193189 | Oregon DOT
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193189 | Texas A&M Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193189 | New York City Transational Fin. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193189 | Loudoun County Economic Dev. Auth., Howard Hughes Medical
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193189 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193189 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000193189 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000193189 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	24.20%